Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of estimates the volatility

MTS Warrants - $2.642 strike price
Fair value of ordinary shares	$6.80
Exercise price	$2.64
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$4.49
Warrants	58,334
Fair value	$261,965

MTS Warrants - $0 strike price
Fair value of ordinary shares	$6.80
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$6.80
Warrants	25,000
Fair value	$170,000

MTS Options - $0 strike price
Fair value of ordinary shares	$6.80
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$6.80
Warrants	25,000
Fair value	$170,000

Schedule of stock option activity

			Weighted average	Aggregate
		Weighted average	remaining	intrinsic
Options	Shares	exercise price	contractual term	value

Outstanding as of December 31, 2020 [1]	480,664	0.94
Granted [2]	1,337,000	6.21
Exercised	(25,917)	0.94
Forfeited	(8,180)	2.04

Outstanding as of December 31, 2021	1,783,567	4.96	9.4	$830,250
Exercisable as of December 31, 2021	658,290	3.78	9.3	$571,099

Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of estimates the volatility

	2021	2020

Expected volatility	51.0 - 51.8%	52.4 - 70.0%
Expected dividends	0.0%	0.0%
Expected term (years)	5.5 - 6.0	5.2 - 10.0
Risk-free rate	0.79 - 1.24%	0.11 - 0.48%
Fair value of Ordinary Shares on grant date	$1.05 - $3.29	$0.94